Income Tax - Income Tax Benefit (Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
The Netherlands taxes - current	$ 0	$ 0	$ 0
Foreign taxes - current	(173)	(528)	(510)
Total current taxes	(173)	(528)	(510)
The Netherlands taxes - deferred	0	0	0
Foreign taxes - deferred	(140)	(13)	(10)
Total deferred taxes	(140)	(13)	(10)
Income tax expense	$ (313)	$ (541)	$ (520)
Effective tax rate	17.00%	11.00%	12.00%